                 [LETTERHEAD, STATE STREET BANK AND TRUST COMPANY]



January 2, 1997


VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  THE VALIANT FUND (THE "FUND") (FILE NOS. 33-59840 AND 811-7582)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the forms of prospectuses and statement of additional information dated December 30, 1996 for the Fund do not differ from those contained in Post-Effective Amendment No. 5 (the "Amendment No. 5") to the Fund's Registration Statement on Form N-1A. Amendment No. 5 filed electronically on December 30, 1996.

If you have any questions concerning this matter, please call me directly at
(617) 985-1131.


Very truly yours,

/s/ Cynthia Surprise

Cynthia Surprise
Associate Counsel



cc:  Susan M. Beauregard
     Richard F. Curcio
     Richard S. Enfield